Annual Total Returns- Vanguard Institutional Total Stock Market Index Fund (Institutional) [BarChart] - Institutional - Vanguard Institutional Total Stock Market Index Fund - Institutional Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	1.09%	16.47%	33.64%	12.60%	0.45%	12.75%	21.13%	(5.15%)	30.86%	20.99%